Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Supplement [Text Block]	cat_SupplementTextBlock

December 9, 2016PRO_SAISTKR-302

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Cash Account Trust

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Investors Cash Trust

Treasury Portfolio

The following changes will take effect on February 15, 2017:

Current Fund Name	New Fund Name (Effective on February 15, 2017)
Government & Agency Securities Portfolio	Deutsche Government & Agency Securities Portfolio
Tax-Exempt Portfolio	Deutsche Tax-Exempt Portfolio
Treasury Portfolio	Deutsche Treasury Portfolio

INVESTORS CASH TRUST | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock

December 9, 2016PRO_SAISTKR-302

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Cash Account Trust

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Investors Cash Trust

Treasury Portfolio

The following changes will take effect on February 15, 2017:

Current Fund Name	New Fund Name (Effective on February 15, 2017)
Government & Agency Securities Portfolio	Deutsche Government & Agency Securities Portfolio
Tax-Exempt Portfolio	Deutsche Tax-Exempt Portfolio
Treasury Portfolio	Deutsche Treasury Portfolio

CASH ACCOUNT TRUST | Government and Agency Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock

December 9, 2016PRO_SAISTKR-302

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Cash Account Trust

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Investors Cash Trust

Treasury Portfolio

The following changes will take effect on February 15, 2017:

Current Fund Name	New Fund Name (Effective on February 15, 2017)
Government & Agency Securities Portfolio	Deutsche Government & Agency Securities Portfolio
Tax-Exempt Portfolio	Deutsche Tax-Exempt Portfolio
Treasury Portfolio	Deutsche Treasury Portfolio

CASH ACCOUNT TRUST | Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock

December 9, 2016PRO_SAISTKR-302

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Cash Account Trust

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Investors Cash Trust

Treasury Portfolio

The following changes will take effect on February 15, 2017:

Current Fund Name	New Fund Name (Effective on February 15, 2017)
Government & Agency Securities Portfolio	Deutsche Government & Agency Securities Portfolio
Tax-Exempt Portfolio	Deutsche Tax-Exempt Portfolio
Treasury Portfolio	Deutsche Treasury Portfolio